UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 28, 2010

		Market
		Value
	Shares	($000)
Common Stocks (64.8%)
Consumer Discretionary (4.4%)
Comcast Corp. Class A	23,217,400	381,694
Staples Inc.	14,625,800	376,761
Walt Disney Co.	9,237,600	288,583
Time Warner Inc.	8,491,000	246,579
* Ford Motor Co.	17,960,360	210,855
Honda Motor Co. Ltd. ADR	4,455,900	154,219
Daimler AG	3,655,783	152,848
Home Depot Inc.	3,748,800	116,962
Target Corp.	2,243,000	115,559
* Viacom Inc. Class B	2,667,600	79,094
		2,123,154
Consumer Staples (6.0%)
Wal-Mart Stores Inc.	9,471,900	512,146
PepsiCo Inc./NC	7,504,900	468,831
Procter & Gamble Co.	6,241,775	394,980
Philip Morris International Inc.	7,867,200	385,335
Nestle SA ADR	7,368,500	366,730
Kimberly-Clark Corp.	4,687,600	284,725
Coca-Cola Co.	3,547,600	187,030
CVS Caremark Corp.	5,483,000	185,051
^ Unilever NV	4,202,200	126,444
		2,911,272
Energy (9.4%)
Chevron Corp.	12,214,900	883,137
Exxon Mobil Corp.	9,794,500	636,642
Total SA ADR	10,581,200	588,950
Anadarko Petroleum Corp.	6,310,000	442,520
BP PLC ADR	7,136,000	379,707
Marathon Oil Corp.	9,942,600	287,838
Baker Hughes Inc.	5,502,900	263,699
ConocoPhillips	4,822,263	231,469
EnCana Corp.	6,466,704	211,979
Cenovus Energy Inc.	7,013,704	171,836
XTO Energy Inc.	3,234,100	147,798
ENI SPA ADR	2,709,900	122,216
Schlumberger Ltd.	1,644,800	100,497
Petroleo Brasileiro SA ADR	1,672,400	71,328
		4,539,616
Financials (11.2%)
Wells Fargo & Co.	30,694,317	839,183
JPMorgan Chase & Co.	14,761,776	619,552
Bank of America Corp.	31,760,100	529,123
MetLife Inc.	12,237,605	445,326
PNC Financial Services Group Inc.	6,924,600	372,266
ACE Ltd.	7,331,300	366,492
Muenchener Rueckversicherungs AG	1,818,553	281,261
US Bancorp	10,379,800	255,447
* UBS AG	18,285,534	253,437

Chubb Corp.	4,232,100	213,552
Goldman Sachs Group Inc.	1,323,300	206,898
Toronto-Dominion Bank	3,103,400	198,276
Barclays PLC	34,241,307	163,636
State Street Corp.	3,480,027	156,288
Marsh & McLennan Cos. Inc.	5,526,700	128,330
HSBC Holdings PLC ADR	2,306,700	126,684
Morgan Stanley	4,492,000	126,585
Mitsubishi UFJ Financial Group Inc.	17,092,800	87,062
		5,369,398
Health Care (10.1%)
Merck & Co. Inc.	18,752,352	691,587
Pfizer Inc.	38,210,141	670,588
Eli Lilly & Co.	16,672,700	572,541
Johnson & Johnson	8,785,800	553,505
Medtronic Inc.	12,054,900	523,183
Bristol-Myers Squibb Co.	15,789,400	386,998
^ AstraZeneca PLC ADR	8,341,000	368,005
Teva Pharmaceutical Industries Ltd. ADR	5,583,900	335,090
UnitedHealth Group Inc.	7,111,200	240,785
Cardinal Health Inc.	6,919,700	235,062
* St. Jude Medical Inc.	2,875,500	109,902
Sanofi-Aventis SA ADR	2,305,203	84,370
Covidien PLC	1,595,600	78,376
		4,849,992
Industrials (8.4%)
Deere & Co.	9,285,000	532,030
United Parcel Service Inc. Class B	6,410,500	376,553
Lockheed Martin Corp.	4,551,000	353,886
Siemens AG	4,015,484	344,306
General Electric Co.	20,946,400	336,399
Waste Management Inc.	9,975,700	329,398
Canadian National Railway Co.	5,091,500	268,118
FedEx Corp.	2,969,200	251,669
Honeywell International Inc.	6,114,500	245,558
General Dynamics Corp.	3,114,100	225,928
Parker Hannifin Corp.	3,679,250	221,896
Caterpillar Inc.	3,435,700	196,007
Illinois Tool Works Inc.	4,266,300	194,202
Northrop Grumman Corp.	2,840,200	173,991
		4,049,941
Information Technology (7.7%)
International Business Machines Corp.	7,141,700	908,139
Microsoft Corp.	15,918,300	456,219
Texas Instruments Inc.	16,931,000	412,778
Accenture PLC Class A	9,210,700	368,152
* Cisco Systems Inc.	12,610,500	306,813
Hewlett-Packard Co.	5,757,100	292,403
Automatic Data Processing Inc.	6,570,400	273,394
Intel Corp.	12,263,000	251,759
Corning Inc.	12,934,700	228,039
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,999,385	146,244
Oracle Corp.	3,211,900	79,173
		3,723,113
Materials (2.5%)
BHP Billiton PLC	8,000,000	245,587

	International Paper Co.			8,335,000	193,122
	BASF SE			3,262,670	183,222
	Syngenta AG ADR			3,227,300	167,529
	Newmont Mining Corp.			2,616,200	128,926
	Vale SA Class B ADR			4,174,472	116,301
*	Xstrata PLC			6,014,898	94,545
	Air Products & Chemicals Inc.			1,065,100	73,044
					1,202,276
Telecommunication Services (2.2%)
	AT&T Inc.			43,483,285	1,078,820

Utilities (2.9%)
	Dominion Resources Inc./VA			9,920,200	376,868
	FPL Group Inc.			6,904,800	320,175
	Exelon Corp.			7,185,100	311,115
	PG&E Corp.			6,299,300	264,067
	Veolia Environnement ADR			3,194,100	103,457
					1,375,682
Total Common Stocks (Cost $25,969,690)					31,223,264
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.0%)
U.S. Government Securities (4.2%)
	United States Treasury Note/Bond	1.000%	7/31/11	943,000	949,488
	United States Treasury Note/Bond	1.000%	9/30/11	525,000	528,281
	United States Treasury Note/Bond	2.750%	2/15/19	202,000	190,227
	United States Treasury Note/Bond	4.375%	11/15/39	333,890	324,030
					1,992,026
Agency Bonds and Notes (0.8%)
1	Bank of America Corp.	3.125%	6/15/12	50,000	52,170
2	Federal Home Loan Banks	3.625%	9/16/11	33,000	34,514
1	General Electric Capital Corp.	3.000%	12/9/11	50,000	51,861
1	General Electric Capital Corp.	2.000%	9/28/12	48,985	49,721
1	HSBC USA Inc.	3.125%	12/16/11	50,000	51,965
1	John Deere Capital Corp.	2.875%	6/19/12	50,000	51,932
1	JPMorgan Chase & Co.	3.125%	12/1/11	25,000	25,951
1	Morgan Stanley	3.250%	12/1/11	25,000	26,049
1	PNC Funding Corp.	2.300%	6/22/12	13,590	13,931
1	Wells Fargo & Co.	3.000%	12/9/11	19,000	19,700
					377,794
Conventional Mortgage-Backed Securities (1.0%)
[2,3] Fannie Mae Pool		5.500%	1/1/22–3/1/25	452,613	482,663
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	9,290	10,133
3	Ginnie Mae I Pool	8.000%	6/15/17	38	41
					492,837
Total U.S. Government and Agency Obligations (Cost $2,852,882)					2,862,657
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
3	Household Automotive Trust	5.280%	9/19/11	2,651	2,658
[3,4] Marriott Vacation Club Owner Trust		5.362%	10/20/28	5,356	5,442
3	UPFC Auto Receivables Trust	5.490%	5/15/12	1,230	1,250
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $9,223)					9,350

Corporate Bonds (25.0%)
Finance (11.8%)
	Banking (7.7%)
	American Express Bank FSB	5.550%	10/17/12	50,000	53,800
	American Express Bank FSB	5.500%	4/16/13	15,000	16,089
	American Express Credit Corp.	5.875%	5/2/13	44,000	47,708
4	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	35,000	36,736
4	ANZ National Internatioanl Ltd.	2.375%	12/21/12	17,425	17,491
4	ANZ National International Ltd.	6.200%	7/19/13	38,890	43,215
	BAC Capital Trust VI	5.625%	3/8/35	96,180	77,252
	Bank of America Corp.	4.375%	12/1/10	10,000	10,276
	Bank of America NA	5.300%	3/15/17	68,000	66,952
	Bank of America NA	6.000%	10/15/36	30,000	27,624
	Bank of New York Mellon Corp.	5.125%	11/1/11	44,000	46,843
	Bank of New York Mellon Corp.	4.950%	11/1/12	30,000	32,579
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	63,203
	Bank of Nova Scotia	3.400%	1/22/15	50,000	50,946
	Bank One Corp.	7.875%	8/1/10	40,000	41,205
	Banque Paribas/New York	6.950%	7/22/13	40,000	44,786
	Barclays Bank PLC	5.000%	9/22/16	15,570	15,825
[3,4] Barclays Bank PLC		5.926%	12/15/49	51,000	41,820
	BB&T Corp.	4.900%	6/30/17	8,045	8,012
	BB&T Corp.	5.250%	11/1/19	8,000	8,049
	BNY Mellon NA	4.750%	12/15/14	4,750	5,103
[3,4] BTMU Curacao Holdings NV		4.760%	7/21/15	47,895	48,693
	Capital One Bank USA NA	6.500%	6/13/13	20,705	22,650
	Capital One Capital IV	6.745%	2/17/37	21,000	17,430
	Citigroup Inc.	5.300%	10/17/12	50,000	52,510
	Citigroup Inc.	5.850%	8/2/16	30,000	30,209
	Citigroup Inc.	6.125%	11/21/17	64,960	65,899
	Citigroup Inc.	8.500%	5/22/19	34,000	39,095
	Citigroup Inc.	6.625%	6/15/32	45,000	41,273
	Citigroup Inc.	6.125%	8/25/36	30,000	25,779
	Citigroup Inc.	8.125%	7/15/39	8,325	9,408
4	Commonwealth Bank of Australia	3.750%	10/15/14	48,000	48,944
	Credit Suisse	5.000%	5/15/13	87,750	94,334
	Credit Suisse	5.500%	5/1/14	30,000	32,769
	Credit Suisse AG	5.400%	1/14/20	40,000	40,157
	Credit Suisse USA Inc.	6.500%	1/15/12	15,000	16,351
	Deutsche Bank AG	5.375%	10/12/12	41,245	44,508
	Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	62,851
	Golden West Financial Corp.	4.750%	10/1/12	10,000	10,547
	Goldman Sachs Group Inc.	5.000%	1/15/11	15,000	15,555
	Goldman Sachs Group Inc.	5.300%	2/14/12	60,000	63,947
	Goldman Sachs Group Inc.	5.350%	1/15/16	70,000	73,634
	Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	40,744
	Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	46,057
	Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	46,619
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	42,515
4	HBOS PLC	6.000%	11/1/33	80,500	61,742
	HSBC Bank USA NA	4.625%	4/1/14	19,710	20,724
	HSBC Holdings PLC	6.500%	5/2/36	25,000	25,579
4	ING Bank NV	2.650%	1/14/13	40,000	40,062
	JPMorgan Chase & Co.	6.750%	2/1/11	25,115	26,453
	JPMorgan Chase & Co.	4.650%	6/1/14	30,000	31,778
	JPMorgan Chase & Co.	5.125%	9/15/14	50,000	52,805

JPMorgan Chase & Co.	3.700%	1/20/15	46,000	46,415
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	42,220
JPMorgan Chase & Co.	6.000%	1/15/18	42,000	45,360
3 JPMorgan Chase & Co.	7.900%	12/29/49	31,521	32,703
1 KeyBank NA	3.200%	6/15/12	25,000	26,092
Mellon Funding Corp.	5.000%	12/1/14	30,000	32,514
Merrill Lynch & Co. Inc.	5.770%	7/25/11	30,000	31,769
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	70,758
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	23,812
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	42,338
Merrill Lynch & Co. Inc.	6.220%	9/15/26	25,000	23,439
Morgan Stanley	6.750%	10/15/13	25,775	28,761
Morgan Stanley	7.070%	2/10/14	17,500	18,997
Morgan Stanley	4.750%	4/1/14	70,000	71,462
Morgan Stanley	6.000%	5/13/14	20,000	21,532
Morgan Stanley	6.000%	4/28/15	44,000	46,864
Morgan Stanley	5.450%	1/9/17	70,000	71,326
Morgan Stanley	6.250%	8/9/26	20,000	20,334
National City Bank of Pennsylvania	7.250%	10/21/11	20,000	21,495
National City Bank	7.250%	7/15/10	25,000	25,417
National City Corp.	6.875%	5/15/19	13,950	15,417
4 Nordea Bank AB	3.700%	11/13/14	22,880	23,110
Northern Trust Co.	4.600%	2/1/13	5,925	6,334
Northern Trust Corp.	5.300%	8/29/11	36,320	38,552
Northern Trust Corp.	5.200%	11/9/12	34,940	38,497
4 Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	14,805	15,918
PNC Bank NA	4.875%	9/21/17	50,000	49,711
3 PNC Financial Services Group Inc.	8.250%	5/31/49	44,000	45,430
Royal Bank of Scotland Group PLC	6.375%	2/1/11	40,775	41,026
Royal Bank of Scotland Group PLC	5.000%	10/1/14	9,700	8,856
Royal Bank of Scotland Group PLC	5.050%	1/8/15	19,510	17,583
Royal Bank of Scotland Group PLC	4.700%	7/3/18	10,000	7,608
State Street Corp.	5.375%	4/30/17	76,315	80,276
1 SunTrust Bank	3.000%	11/16/11	25,000	25,923
4 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	59,651
UBS AG	3.875%	1/15/15	50,000	49,950
UBS AG	5.875%	7/15/16	50,000	51,097
US Bancorp	2.875%	11/20/14	32,000	31,801
US Bank NA	6.375%	8/1/11	17,940	19,286
US Bank NA	6.300%	2/4/14	30,000	33,626
Wachovia Bank NA	6.600%	1/15/38	60,000	61,489
Wachovia Corp.	5.500%	5/1/13	35,000	37,880
Wells Fargo & Co.	6.375%	8/1/11	15,000	15,959
Wells Fargo & Co.	5.125%	9/1/12	10,000	10,610
Wells Fargo & Co.	5.250%	10/23/12	50,000	53,895
Wells Fargo & Co.	4.950%	10/16/13	15,000	15,883
Wells Fargo & Co.	3.750%	10/1/14	28,000	28,333
Wells Fargo & Co.	5.125%	9/15/16	25,000	25,440
Wells Fargo Bank NA	6.450%	2/1/11	5,000	5,260
Wells Fargo Financial Inc.	5.500%	8/1/12	20,000	21,524

Brokerage (0.1%)
Ameriprise Financial Inc.	5.350%	11/15/10	659	679
Charles Schwab Corp.	4.950%	6/1/14	14,750	15,816
Nomura Holdings Inc.	5.000%	3/4/15	18,360	18,347

Finance Companies (0.8%)
General Electric Capital Corp.	6.125%	2/22/11	19,400	20,392

	General Electric Capital Corp.	5.875%	2/15/12	30,000	32,311
	General Electric Capital Corp.	6.000%	6/15/12	15,000	16,217
	General Electric Capital Corp.	5.250%	10/19/12	60,000	64,125
	General Electric Capital Corp.	5.450%	1/15/13	40,000	43,062
	General Electric Capital Corp.	5.400%	2/15/17	20,000	20,681
	General Electric Capital Corp.	6.750%	3/15/32	30,000	30,669
	General Electric Capital Corp.	6.150%	8/7/37	37,800	36,315
	HSBC Finance Corp.	5.700%	6/1/11	19,230	20,140
	HSBC Finance Corp.	6.375%	10/15/11	75,000	80,212
	HSBC Finance Corp.	5.500%	1/19/16	25,000	26,386
[3,4] US Trade Funding Corp.		4.260%	11/15/14	12,815	13,391

	Insurance (2.5%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,263
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	43,393
	Aetna Inc.	6.500%	9/15/18	11,460	12,881
4	AIG SunAmerica Global Financing VI	6.300%	5/10/11	60,000	60,600
	Allstate Corp.	5.000%	8/15/14	10,000	10,755
3	Allstate Corp.	6.125%	5/15/37	30,000	28,181
3	Allstate Corp.	6.500%	5/15/57	20,000	18,846
	American International Group Inc.	4.700%	10/1/10	34,400	34,228
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	53,996
	Chubb Corp.	6.000%	5/11/37	50,000	51,667
	Cincinnati Financial Corp.	6.920%	5/15/28	20,000	20,028
4	Farmers Exchange Capital	7.050%	7/15/28	25,000	22,066
	Genworth Global Funding Trusts	5.125%	3/15/11	47,825	48,687
	Genworth Global Funding Trusts	5.750%	5/15/13	25,000	25,357
	Hartford Financial Services Group Inc.	7.900%	6/15/10	15,575	15,866
	Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,259
	Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,286
	Hartford Financial Services Group Inc.	6.000%	1/15/19	44,000	44,486
	Hartford Life Global Funding Trusts	5.200%	2/15/11	24,185	25,086
	ING USA Global Funding Trust	4.500%	10/1/10	25,000	25,582
4	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	40,787
4	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	31,552
4	MassMutual Global Funding II	3.500%	3/15/10	40,000	40,013
	Mercury General Corp.	7.250%	8/15/11	20,000	21,420
4	Metropolitan Life Global Funding I	5.125%	11/9/11	30,000	31,628
4	Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	21,305
4	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	57,882
4	New York Life Global Funding	5.250%	10/16/12	20,720	22,549
4	New York Life Insurance Co.	5.875%	5/15/33	55,395	53,486
	Principal Life Income Funding Trusts	5.125%	3/1/11	42,935	44,364
	Protective Life Secured Trusts	4.850%	8/16/10	15,205	15,496
	Prudential Financial Inc.	5.800%	6/15/12	25,080	26,756
	Prudential Financial Inc.	5.150%	1/15/13	29,115	30,989
	Prudential Financial Inc.	4.750%	4/1/14	28,700	29,867
	Prudential Financial Inc.	5.100%	9/20/14	10,000	10,574
4	TIAA Global Markets Inc.	5.125%	10/10/12	46,100	49,999
	Torchmark Corp.	7.875%	5/15/23	45,000	48,887
	Travelers Cos. Inc.	5.800%	5/15/18	32,500	34,867

	Other Finance (0.1%)
	NYSE Euronext	4.800%	6/28/13	52,025	55,705

	Real Estate Investment Trusts (0.6%)
4	WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	64,150	67,123
	Simon Property Group LP	6.100%	5/1/16	49,050	52,258

Simon Property Group LP	5.100%	6/15/15	50,000	52,069
4 WEA Finance LLC	7.125%	4/15/18	34,000	37,071
Realty Income Corp.	6.750%	8/15/19	21,075	21,665
ProLogis	5.625%	11/15/16	19,600	18,773
Simon Property Group LP	6.125%	5/30/18	10,000	10,451
				5,682,460
Industrial (10.2%)
Basic Industry (0.3%)
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	15,000	16,148
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	17,526
EI du Pont de Nemours & Co.	4.750%	11/15/12	17,560	19,047
PPG Industries Inc.	6.875%	2/15/12	9,355	10,132
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	23,864
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	52,000	58,368
3 Rohm & Haas Holdings Ltd.	9.800%	4/15/20	7,875	9,226

Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	30,000	33,308
Boeing Co.	8.625%	11/15/31	9,460	12,509
Caterpillar Financial Services Corp.	5.050%	12/1/10	25,000	25,844
Caterpillar Financial Services Corp.	6.200%	9/30/13	9,000	10,195
Caterpillar Inc.	7.300%	5/1/31	10,000	11,913
Deere & Co.	7.125%	3/3/31	17,500	20,875
General Dynamics Corp.	4.250%	5/15/13	40,000	42,721
General Electric Co.	5.250%	12/6/17	41,685	43,662
4 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	50,000	55,129
John Deere Capital Corp.	5.350%	1/17/12	40,000	42,998
John Deere Capital Corp.	5.100%	1/15/13	40,000	43,428
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	98,878
United Technologies Corp.	7.500%	9/15/29	19,230	23,568
United Technologies Corp.	6.050%	6/1/36	20,325	21,551
United Technologies Corp.	6.125%	7/15/38	45,000	47,950

Communication (1.9%)
AT&T Inc.	5.100%	9/15/14	40,160	43,769
AT&T Inc.	5.600%	5/15/18	44,000	46,643
AT&T Inc.	6.450%	6/15/34	73,115	74,856
AT&T Inc.	6.800%	5/15/36	11,305	12,044
AT&T Inc.	6.500%	9/1/37	9,675	9,982
BellSouth Corp.	6.000%	10/15/11	25,000	26,943
BellSouth Corp.	5.200%	9/15/14	20,000	21,652
BellSouth Corp.	6.550%	6/15/34	32,225	33,392
BellSouth Corp.	6.000%	11/15/34	11,995	11,756
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	28,376
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	30,869
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	26,441
Comcast Corp.	5.700%	5/15/18	48,500	51,368
France Telecom SA	7.750%	1/3/11	50,000	53,236
France Telecom SA	4.375%	7/8/14	16,800	17,828
4 Grupo Televisa SA	6.625%	1/15/40	25,090	24,609
4 News America Inc.	5.650%	8/15/20	14,505	15,426
Telefonica Europe BV	7.750%	9/15/10	50,000	51,814
Time Warner Cable Inc.	5.850%	5/1/17	34,980	37,581
Time Warner Cable Inc.	6.750%	6/15/39	29,985	31,662
Verizon Communications Inc.	4.350%	2/15/13	15,530	16,528

Verizon Communications Inc.	5.500%	4/1/17	25,000	26,864
Verizon Communications Inc.	5.850%	9/15/35	49,525	48,200
Verizon Communications Inc.	6.900%	4/15/38	9,710	10,668
Verizon Global Funding Corp.	6.875%	6/15/12	10,000	11,193
Verizon Global Funding Corp.	4.375%	6/1/13	10,000	10,647
Verizon Global Funding Corp.	7.750%	12/1/30	56,410	66,552
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,507
Vodafone Group PLC	5.000%	12/16/13	10,000	10,776
Vodafone Group PLC	5.375%	1/30/15	40,000	43,323

Consumer Cyclical (1.5%)
4 American Honda Finance Corp.	4.625%	4/2/13	50,000	51,936
CVS Caremark Corp.	4.875%	9/15/14	35,000	37,736
CVS Caremark Corp.	5.750%	6/1/17	16,285	17,460
Daimler Finance North America LLC	6.500%	11/15/13	49,855	55,277
Daimler Finance North America LLC	8.500%	1/18/31	33,000	40,664
Home Depot Inc.	4.625%	8/15/10	12,000	12,211
Johnson Controls Inc.	7.125%	7/15/17	36,300	40,021
Kohl's Corp.	6.000%	1/15/33	15,500	15,581
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	6,686
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	44,284
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	19,709
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	29,276
Staples Inc.	9.750%	1/15/14	25,220	30,705
Target Corp.	5.875%	3/1/12	40,000	43,729
Target Corp.	5.125%	1/15/13	24,025	26,041
Target Corp.	5.875%	7/15/16	20,000	22,487
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	22,795
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	21,702
Time Warner Inc.	5.500%	11/15/11	21,460	22,845
Wal-Mart Stores Inc.	5.250%	9/1/35	18,000	17,465
Walt Disney Co.	6.375%	3/1/12	20,000	21,998
Walt Disney Co.	4.700%	12/1/12	33,500	36,244
Walt Disney Co.	5.625%	9/15/16	30,000	33,292
Western Union Co.	5.930%	10/1/16	60,000	66,028

Consumer Noncyclical (3.3%)
Abbott Laboratories	4.350%	3/15/14	30,500	32,511
Anheuser-Busch Cos. Inc.	5.000%	3/1/19	15,000	15,089
Anheuser-Busch Cos. Inc.	6.500%	1/1/28	19,550	20,159
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	20,000	22,070
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	9,830	10,254
Archer-Daniels-Midland Co.	7.000%	2/1/31	20,130	23,417
AstraZeneca PLC	6.450%	9/15/37	48,385	54,085
Baxter International Inc.	5.900%	9/1/16	12,498	14,098
4 Cargill Inc.	5.200%	1/22/13	36,000	38,854
4 Cargill Inc.	4.375%	6/1/13	20,400	21,622
4 Cargill Inc.	6.000%	11/27/17	25,000	27,343
4 Cargill Inc.	6.875%	5/1/28	19,355	21,059
4 Cargill Inc.	6.125%	4/19/34	28,980	29,187
Coca-Cola Co.	5.350%	11/15/17	85,000	93,318
Coca-Cola Enterprises Inc.	6.125%	8/15/11	40,000	42,832
Coca-Cola Enterprises Inc.	7.000%	10/1/26	10,075	11,756
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	45,833
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	18,651
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,221
ConAgra Foods Inc.	6.750%	9/15/11	632	682
Diageo Capital PLC	5.200%	1/30/13	50,590	55,152

Eli Lilly & Co.	6.000%	3/15/12	45,000	49,102
Express Scripts Inc.	6.250%	6/15/14	9,670	10,793
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,000	37,953
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	37,316
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	44,209
Hershey Co.	4.850%	8/15/15	9,620	10,350
Johnson & Johnson	5.150%	7/15/18	14,800	16,035
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	32,782
Kraft Foods Inc.	4.125%	2/9/16	52,000	52,843
Medtronic Inc.	4.375%	9/15/10	19,235	19,619
Medtronic Inc.	4.750%	9/15/15	20,000	21,861
Merck & Co. Inc.	5.125%	11/15/11	69,000	73,986
Merck & Co. Inc.	5.300%	1/12/13	39,000	43,236
Merck & Co. Inc.	6.550%	9/15/37	10,000	11,391
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	11,718
PepsiCo Inc.	5.150%	5/15/12	50,000	54,235
PepsiCo Inc.	3.100%	1/15/15	48,000	48,767
Pfizer Inc.	5.350%	3/15/15	33,000	36,652
3 Procter & Gamble - Esop	9.360%	1/1/21	52,035	65,121
4 SABMiller PLC	6.500%	7/1/16	50,000	55,692
Sysco Corp.	5.375%	9/21/35	25,000	24,649
4 Tesco PLC	5.500%	11/15/17	50,000	52,850
4 Thermo Fisher Scientific Inc.	3.250%	11/18/14	9,385	9,480
Unilever Capital Corp.	7.125%	11/1/10	77,000	80,418
Unilever Capital Corp.	5.900%	11/15/32	12,000	12,754
Wyeth	6.950%	3/15/11	30,000	31,997
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	35,129

Energy (0.6%)
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	24,427
Conoco Funding Co.	6.350%	10/15/11	30,000	32,474
ConocoPhillips	9.375%	2/15/11	20,000	21,672
ConocoPhillips	5.200%	5/15/18	80,000	84,545
EOG Resources Inc.	5.625%	6/1/19	16,100	17,498
4 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,290
Shell International Finance BV	3.250%	9/22/15	44,000	44,498
Statoil ASA	2.900%	10/15/14	19,885	20,094
Suncor Energy Inc.	5.950%	12/1/34	20,700	20,420

Other Industrial (0.1%)
Dover Corp.	6.500%	2/15/11	26,518	28,001
Snap-On Inc.	6.250%	8/15/11	34,990	37,242

Technology (0.8%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	39,786
Dell Inc.	5.875%	6/15/19	34,840	37,623
Hewlett-Packard Co.	5.250%	3/1/12	75,000	80,838
Hewlett-Packard Co.	5.500%	3/1/18	29,135	31,628
IBM International Group Capital LLC	5.050%	10/22/12	50,000	54,455
International Business Machines Corp.	8.375%	11/1/19	25,000	32,481
International Business Machines Corp.	5.875%	11/29/32	25,000	26,449
Intuit Inc.	5.400%	3/15/12	19,610	20,938
Oracle Corp.	4.950%	4/15/13	25,020	27,324
Oracle Corp.	6.125%	7/8/39	18,000	19,062

Transportation (0.6%)
3 Continental Airlines Inc.	5.983%	4/19/22	31,465	30,206
4 ERAC USA Finance LLC	5.800%	10/15/12	12,835	13,954

4 ERAC USA Finance LLC	5.600%	5/1/15	6,960	7,469
4 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,095
4 ERAC USA Finance LLC	7.000%	10/15/37	26,175	27,137
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	33,148	36,341
Southwest Airlines Co.	5.750%	12/15/16	32,500	33,105
3 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	30,733	31,689
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	21,840	22,384
United Parcel Service Inc.	4.500%	1/15/13	66,475	71,675
				4,928,448
Utilities (3.0%)
Electric (2.5%)
Alabama Power Co.	4.850%	12/15/12	42,330	45,897
Alabama Power Co.	5.550%	2/1/17	17,650	19,103
Alabama Power Co.	5.700%	2/15/33	15,000	15,024
Carolina Power & Light Co.	6.300%	4/1/38	14,705	15,961
Central Illinois Public Service Co.	6.125%	12/15/28	54,000	48,438
Commonwealth Edison Co.	5.950%	8/15/16	23,120	25,568
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	14,748
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	23,244
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	27,390
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,293
Dominion Resources Inc.	5.200%	8/15/19	19,250	19,803
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,573
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	19,228
4 EDP Finance BV	5.375%	11/2/12	40,745	43,816
4 Enel Finance International SA	6.800%	9/15/37	38,515	41,156
Florida Power & Light Co.	5.550%	11/1/17	9,835	10,772
Florida Power & Light Co.	5.650%	2/1/35	50,000	49,951
Florida Power & Light Co.	4.950%	6/1/35	10,000	9,055
Florida Power & Light Co.	5.650%	2/1/37	5,000	4,995
Florida Power & Light Co.	5.950%	2/1/38	39,215	40,815
Florida Power Corp.	6.350%	9/15/37	8,000	8,663
Florida Power Corp.	6.400%	6/15/38	27,055	29,916
Georgia Power Co.	5.400%	6/1/18	38,660	41,066
4 Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	21,750	22,051
Midamerican Energy Holdings Co.	6.125%	4/1/36	25,000	25,618
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	24,863
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	63,767
Northern States Power Co.	6.250%	6/1/36	50,000	55,492
NSTAR	4.500%	11/15/19	3,535	3,530
PacifiCorp	5.900%	8/15/34	12,500	12,899
PacifiCorp	6.250%	10/15/37	36,635	39,649
Peco Energy Co.	5.350%	3/1/18	20,545	21,967
Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,370
PPL Energy Supply LLC	6.200%	5/15/16	13,573	14,742
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	26,780
Public Service Electric & Gas Co.	5.800%	5/1/37	50,000	50,982
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,769
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	9,048
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	35,372
Southern California Edison Co.	6.000%	1/15/34	7,695	8,110
Southern California Edison Co.	5.550%	1/15/37	50,475	50,422

Southern California Edison Co.	5.950%	2/1/38	50,000	52,767
Southern Co.	5.300%	1/15/12	13,300	14,256
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	23,094
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,620
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	45,361

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	25,815	28,442
British Transco Finance Inc.	6.625%	6/1/18	50,000	54,837
4 DCP Midstream LLC	6.450%	11/3/36	30,325	30,371
KeySpan Corp.	4.650%	4/1/13	9,000	9,594
National Grid PLC	6.300%	8/1/16	30,000	33,443
Wisconsin Gas LLC	6.600%	9/15/13	13,100	14,876

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	38,237

				1,436,804
Total Corporate Bonds (Cost $11,536,775)				12,047,712
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	40,612
4 CDP Financial Inc.	4.400%	11/25/19	40,000	39,036
4 EDF SA	4.600%	1/27/20	50,000	49,876
4 Emirate of Abu Dhabi	5.500%	8/2/12	10,000	10,824
Hydro Quebec	6.300%	5/11/11	40,000	42,625
Inter-American Development Bank	4.375%	9/20/12	40,000	42,705
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	38,943
Japan Finance Organization for Municipalities	4.625%	4/21/15	50,000	53,209
Kreditanstalt fuer Wiederaufbau	7.000%	3/1/13	10,000	11,496
Oesterreichische Kontrollbank AG	4.500%	3/9/15	50,000	52,856
Province of British Columbia Canada	4.300%	5/30/13	40,000	42,429
Province of Ontario Canada	4.500%	2/3/15	35,000	37,754
Province of Ontario Canada	4.000%	10/7/19	56,415	54,830
Province of Quebec Canada	4.875%	5/5/14	25,000	26,942
Province of Quebec Canada	5.125%	11/14/16	50,000	54,885
4 Qatar Government International Bond	4.000%	1/20/15	32,000	32,160
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	15,768
4 Republic of Austria	2.000%	11/15/12	19,825	19,924
South Africa Government International Bond	6.500%	6/2/14	21,900	24,009
Total Sovereign Bonds (Cost $665,740)				690,883
Taxable Municipal Bonds (1.5%)
Atlanta GA Downtown Dev. Auth. Rev.	6.875%	2/1/21	12,285	13,100
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	40,000	40,438
Board of Trustees of The Leland Stanford
Junior University	6.875%	2/1/24	34,745	41,151
Board of Trustees of The Leland Stanford
Junior University	7.650%	6/15/26	29,000	34,235
Chicago IL Metro. Water Reclamation Dist.
GO	5.720%	12/1/38	8,545	8,781
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	29,265	31,642
Illinois State Tollway Highway Auth. Toll
Highway Rev.	6.184%	1/1/34	29,200	30,214
5 Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	50,000	49,943
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	13,645	13,696
Los Angeles CA USD GO	5.750%	7/1/34	55,325	51,728

Maryland Transp. Auth. Rev.	5.888%	7/1/43	21,640	22,374
Massachusetts School Building Auth.
Dedicated Sales Tax Rev.	5.715%	8/15/39	40,105	41,168
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	35,285	41,949
North Texas Tollway Auth. Rev.	6.718%	1/1/49	53,000	57,210
[4,6] Ohana Military Communities LLC	5.558%	10/1/36	9,600	7,930
[4,6] Ohana Military Communities LLC	5.780%	10/1/36	16,360	13,861
Oregon GO	5.528%	6/30/28	50,000	45,925
Oregon GO	5.902%	8/1/38	19,510	20,470
4 Pacific Beacon LLC	5.379%	7/15/26	9,000	8,122
Port Auth. of New York & New Jersey Rev.	5.859%	12/1/24	12,735	13,839
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	7,450	7,667
President and Fellows of Harvard College	6.300%	10/1/37	50,675	52,911
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	10,895	11,596
Univ. of California Regents	6.583%	5/15/49	23,785	24,858
Univ. of California Rev.	5.770%	5/15/43	39,325	38,529
Total Taxable Municipal Bonds (Cost $714,588)				723,337
Temporary Cash Investments (1.8%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (0.1%)
[7,8] Vanguard Market Liquidity Fund	0.163%		54,594,500	54,595

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (1.7%)
BNP Paribas Securities Corp.
(Dated 2/26/10, Repurchase Value
$814,908,000, collateralized by Federal
Home Loan Mortgage Corp. 5.000%-
5.500%, 8/1/24-1/1/34, Federal National
Mortgage Assn. 4.500%-6.500%, 7/1/38-
12/1/48	0.120%	3/1/10	814,900	814,900
Total Temporary Cash Investments (Cost $869,494)				869,495
Total Investments (100.5%) (Cost $42,618,392)				48,426,698
Other Assets and Liabilities-Net (-0.5%)[8],[9]				(236,914
Net Assets (100%)				48,189,784

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $53,989,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $1,944,793,000, representing 4.0% of net assets.
5 Scheduled principal and interest payments are guaranteed by FSA (Financial Security Association).
6 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
8 Includes $54,595,000 of collateral received for securities on loan.

9 Cash of $2,625,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
USD—United School District.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Wellington Fund

($000

		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
10-Year United States Treasury Note	June 2010	(1,750)	(205,598)	(633)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At February 28, 2010, the fund had the following open swap contracts: Credit Default Swaps

Wellington Fund

				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000
Credit Protection Sold/Moody’s Rating
CDX-IG13-5yr/Baa1[2]	12/20/14	GSI	478,000	(1,835)	1.000	(419)

1 GSI—Goldman Sachs International.
2 Investment Grade Corporate Credit Default Swap Index—Version 13.

At February 28, 2010, counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,823,646	1,399,618	—
U.S. Government and Agency Obligations	—	2,862,657	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,350	—
Corporate Bonds	—	12,047,712	—
Sovereign Bonds	—	690,883	—
Taxable Municipal Bonds	—	723,337	—
Temporary Cash Investments	54,595	814,900	—
Futures Contracts—Liabilities[1]	(602)	—	—
Swap Contracts—Liabilities	—	(419)	—
Total	29,877,639	18,548,038	—
1 Represents variation margin on the last day of the reporting period.

Wellington Fund

F. At February 28, 2010, the cost of investment securities for tax purposes was $42,618,392,000. Net unrealized appreciation of investment securities for tax purposes was $5,808,306,000, consisting of unrealized gains of $7,039,411,000 on securities that had risen in value since their purchase and $1,231,105,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683,
Incorporated by Reference.